UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023
OPERATING ACTIVITIES
Profit for the period	$ 9,777,309	$ 27,478,519	$ 8,337,346	$ 22,964,240
Adjustments to reconcile profit to net cash flows
Income tax			7,806,595	507,922
Financial results			19,193,389	25,606,323
Depreciation of property, plant and equipment			3,923,274	4,201,056
Amortization of intangible assets			8,235,478	7,958,605
Depreciation of leased assets			2,526,174	2,816,343
Transactional expenses				3,973,916
Share-based incentive and stock options			11,481,363	2,680,218
Share of profit or loss of joint ventures and associates	(906,136)	(378,145)	(4,467,103)	(1,260,433)
Loss of participation in joint ventures and associates				13,433
Provisions for contingencies			362,248	61,948
Allowance for impairment of trade debtors			463,688	510,243
Allowance for obsolescence			335,763	814,026
Initial recognition and changes in the fair value of biological assets			(281,372)	(972,371)
Changes in the net realizable value of agricultural products after harvest			2,021,747	2,848,810
Gain or loss on sale of equipment and intangible assets			(87,599)	(68,292)
Working capital adjustments
Trade receivables			(48,428,426)	(40,769,077)
Other receivables			(2,721,910)	(12,211,085)
Income and minimum presumed income taxes			4,623,067	(11,141,678)
Inventories and biological assets			7,577,552	(19,371,086)
Trade and other payables			16,662,579	(3,741,470)
Employee benefits and social security			(1,791,169)	320,004
Deferred revenue and advances from customers			(18,613,875)	24,123,896
Income taxes paid				(3,468,795)
Interest collected			1,408,277	4,777,712
Inflation effects on working capital adjustments			(107,285)	(94,393)
Net cash flows generated by operating activities			18,459,801	11,080,015
INVESTMENT ACTIVITIES
Proceeds from sale of property, plant and equipment			167,868	107,155
Net cash received from business combination				4,373,265
Proceeds from financial assets				2,491,947
Investment in financial assets			(11,873,696)	(13,458,518)
Purchase of property, plant and equipment			(7,773,443)	(7,319,549)
Capitalized development expenditures			(7,867,528)	(8,479,784)
Purchase of intangible assets			(1,086,398)	(198,203)
Net cash flows used by investing activities			(28,433,197)	(22,483,687)
FINANCING ACTIVITIES
Proceeds from borrowings			139,750,796	180,832,115
Repayment of borrowings and financed payments			(131,671,711)	(127,855,172)
Interest payments			(16,806,711)	(12,841,462)
Other financial proceeds or payments, net			(1,800,597)	(5,009,457)
Purchase of own shares			(734,388)	(2,513,787)
Leased assets payments			(3,939,771)	(2,530,405)
Cash dividend distributed by subsidiary			(174,800)	(452,129)
Net cash flows (used) generated by financing activities			(15,377,182)	29,629,703
Net (decrease) increase in cash and cash equivalents			(25,350,578)	18,226,031
Inflation effects on cash and cash equivalents			(23,071)	(30,650)
Cash and cash equivalents as of beginning of the period			48,129,194	33,475,266	$ 33,475,266
Effect of exchange rate changes on cash and equivalents			(6,394,346)	6,066,491
Cash and cash equivalents as of the end of the period	$ 16,361,199	$ 57,737,138	$ 16,361,199	$ 57,737,138	$ 48,129,194